Business combinations - Additional Information (Detail) - Intelsat Holdings S.à r.l. [Member] € in Millions, $ in Millions			5 Months Ended	12 Months Ended
	Jul. 17, 2025 USD ($)	Jul. 17, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Jul. 17, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 2,600		€ 2,223 [1]		€ 2,223	[1]		€ 2,200
Contingent consideration percentage of net proceeds	0.425	0.425
Fair value of acquired receivables								427
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables								22
Revenue of acquiree since acquisition date			721
Profit (loss) of acquiree since acquisition date			7
Revenue of combined entity as if combination occurred at beginning of period					3,512
Profit (loss) of combined entity as if combination occurred at beginning of period					202
Borrowings recognised as of acquisition date			€ 2,631,000		2,631,000
Contingent value rights fair value	$ 855	€ 737		$ 887	€ 755
Closing foreign exchange rate			1.175		1.175
Fair value increase on contingent value rights					€ 28
Tax paid on behalf of contingent value rights holders					6
Contingent value rights liability net					€ 749
sensitivity analysis auction price per mhz pop			0.01		0.01
Sensitivity analysis impact on cvr liability					€ 10
Exchange rate applied on acquisition			1.1602		1.1602
Satellites acquired fair value								1,571
Orbital slots acquired fair value								242
Contingent liability regulatory fees current			€ 83		€ 83			€ 5
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							€ 55

[1]	At the transaction exchange rate of USD 1.1602